Vanguard® Multi-Sector Income Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.9%)
	United States Treasury Note/Bond	2.375%	5/15/2051	830	519
	United States Treasury Note/Bond	2.750%	8/15/2032	66	61
[1,2]	United States Treasury Note/Bond	3.750%	6/30/2027	1,654	1,648
	United States Treasury Note/Bond	3.875%	7/31/2027–11/30/2027	3,064	3,054
	United States Treasury Note/Bond	4.250%	1/15/2028	1,500	1,502
Total U.S. Government and Agency Obligations (Cost $6,807)					6,784
Asset-Backed/Commercial Mortgage-Backed Securities (10.3%)
Canada (0.1%)
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	118	118
[3,4]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	83	83
					201
Cayman Islands (0.5%)
[3,4,5]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	150	149
[3,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	100	100
[3,4,6,7]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	100	100
[3,4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	100	100
[3,4,5]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	150	150
[3,4,5]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	150	150
[3,4]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	150	151
[3,4]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	100	100
[3,4]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	100	100
[3,4,6]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	100	100
					1,200
Ireland (0.1%)
[3,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	200
[3,4]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	180	180
					380
Jersey, C.I. (0.1%)
[3,4,5]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	150	150
United States (9.5%)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	130	129
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	120	119
[3,4]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	200	198
[3,4,7]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	170	170
[3,4]	Ally Bank Series 2026-A	5.248%	3/15/2034	232	231
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	183	183
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	375	381
[3,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	395	386
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	97
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	96
[3,4]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	100	95
[3,4]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	90	89
[3,4]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	150	148
[3,4]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	70	70
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	375	386
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	320	321
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	100	99
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	140	138
[4]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	40	40
[3,4]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	350	350
[3,4]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	100	97
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	375	354
[3,4]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	60	60
[3,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	150	150
[3,4,5]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	330	330
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	375	376
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	375	380
[4]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	90	89
[4]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	60	59
[3,4]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	375	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	325	325
[3,4]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	160	157
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	250	247
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	200	198
[3,4]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	200	198
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	375	375
[3,4,5]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	6	6
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	143	143
[3,4]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	373	366
[3,4]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	119	118
[3,4]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	350	350
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	220	218
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	230	228
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	100	101
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	200	199
[4]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	120	118
[4]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	280	277
[3,4]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	330	327
[3,4]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	30	30
[3,4]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	500	501
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	338	338
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	125	125
[3,4,5,8]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	264	265
[3,4]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	130	128
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	50	50
[3,4]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	100	99
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	100	99
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	97
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	150	150
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	120	120
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	100	100
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	180	179
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	220	217
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	60	59
[3,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	100	100
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	372	376
[3,4]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	189	187
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	251
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	150	149
[3,4]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	100	98
[3,4,5]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	100	100
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	93	93
[3,4]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	160	158
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	325	337
[3,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	81	80
[3,4]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	170	170
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	88	86
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	100	99
[3,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	100	99
[3,4]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	200	200
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	10	10
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	10	10
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	207
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	205
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	260	250
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	70	66
[3,4]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	100	95
[3,4]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	500	494
[3,4]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	170	170
[3,4,7]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	80	80
[3,4,5]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	50	50
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	50	48
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	375	376
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	240	240
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	180	179
[4]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	220	217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	200
[3,4]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	230	226
[3,4]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	100	100
[3,4]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	130	129
[3,4,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	80	80
[3,4]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	120	118
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	220	217
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	40	40
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	500	499
[3,4]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	130	130
[3,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	98	97
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	90	90
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	420	419
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	171	171
[3,4]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	227	224
[3,4]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	250	250
[3,4]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	290	282
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	110	108
[3,4]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	170	166
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	98
[3,4]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	110	107
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	200	198
[3,4]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	140	138
[3,4]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	20	20
					22,290
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $24,320)					24,221
Corporate Bonds (70.7%)
Australia (0.1%)
[3]	Glencore Funding LLC	4.900%	7/1/2031	160	160
[3]	Goodman US Finance Seven LLC	5.250%	4/28/2036	80	78
					238
Brazil (0.1%)
	Petrobras Global Finance BV	5.125%	9/10/2030	200	197
Canada (1.5%)
[3]	1011778 BC ULC	6.125%	6/15/2029	145	147
[3]	1011778 BC ULC	5.625%	9/15/2029	455	458
[3]	Air Canada	3.875%	8/15/2026	575	574
[3]	Bombardier Inc.	7.250%	7/1/2031	280	293
[3]	Bombardier Inc.	6.750%	6/15/2033	120	124
[3]	Bombardier Inc.	5.875%	1/15/2035	125	126
	Cenovus Energy Inc.	4.650%	3/20/2031	50	49
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	244
[3]	Garda World Security Corp.	6.500%	1/15/2031	75	76
[3]	Garda World Security Corp.	8.250%	8/1/2032	165	169
[3]	Garda World Security Corp.	8.375%	11/15/2032	45	46
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	80	80
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	355	347
	Rogers Communications Inc.	7.125%	4/15/2055	230	237
	Toronto-Dominion Bank	4.456%	6/8/2032	250	246
	Toronto-Dominion Bank	4.866%	4/22/2033	245	243
[4]	TransCanada PipeLines Ltd.	6.125%	10/17/2056	90	91
					3,550
Denmark (0.4%)
[3]	Danske Bank A/S	4.999%	3/27/2032	375	375
[3]	GENMAB A/S	6.250%	12/15/2032	500	509
					884
France (0.9%)
[3]	Altice France SA	6.875%	10/15/2030	110	106
[3]	Altice France SA	6.500%	4/15/2032	445	430
[3,9]	Banijay Gaming SAS	5.125%	12/10/2031	100	116
[3]	BNP Paribas SA	4.916%	1/15/2034	209	205
[3]	BPCE SA	5.184%	6/2/2032	250	250
[3]	Opal Bidco SAS	6.500%	3/31/2032	640	653
[3]	SNF Group SACA	3.375%	3/15/2030	250	233
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	190	186
					2,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Germany (0.9%)
	Deutsche Bank AG	4.999%	9/11/2030	50	50
	Deutsche Bank AG	5.882%	7/8/2031	100	102
	Deutsche Bank AG	4.950%	8/4/2031	500	498
	Deutsche Bank AG	4.469%	12/10/2031	50	49
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	110	124
[3,10]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	205	213
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	1,055	1,062
[3]	ZF North America Capital Inc.	6.875%	4/23/2032	20	20
					2,118
Guatemala (0.1%)
[4]	Energuate Trust 2 0	6.350%	9/15/2035	230	229
Hong Kong (0.2%)
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	540	530
Ireland (0.8%)
[7]	Aercap Funding DAC	4.875%	7/7/2031	150	149
	AerCap Ireland Capital DAC	3.000%	10/29/2028	170	164
	AerCap Ireland Capital DAC	4.375%	11/15/2030	150	147
	AerCap Ireland Capital DAC	5.375%	12/15/2031	50	51
	AerCap Ireland Capital DAC	4.950%	9/10/2034	210	205
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	510	512
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	225	232
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	150	152
[3]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	220	177
					1,789
Israel (0.2%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	40	40
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	455	472
					512
Italy (0.3%)
[3]	Eni SpA	5.250%	5/18/2036	250	246
[3]	Intesa Sanpaolo SpA	5.000%	6/29/2030	235	235
[3]	Intesa Sanpaolo SpA	6.005%	6/29/2037	250	252
					733
Japan (1.1%)
	Honda Motor Co. Ltd.	4.688%	7/8/2030	200	199
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	85	88
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	35	37
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	538	545
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	200	197
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	100	88
[3]	Nippon Life Insurance Co.	4.748%	4/2/2031	200	199
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	10	10
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	220	234
	Nomura Holdings Inc.	4.996%	6/29/2029	205	205
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	200	196
[7]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	200	199
[7]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	335	333
					2,530
Jersey, C.I. (0.0%)
[3,7]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	90	90
Macao (0.9%)
[3]	MGM China Holdings Ltd.	4.750%	2/1/2027	200	200
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	60	62
[3]	MGM China Holdings Ltd.	6.250%	5/15/2033	195	191
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	725	695
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	120	120
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	250	249
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	515	512
					2,029
Mexico (0.1%)
	Cemex SAB de CV	5.750%	6/5/2036	335	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Netherlands (0.1%)
[3]	VZ Secured Financing BV	5.000%	1/15/2032	180	158
[3]	Ziggo BV	4.875%	1/15/2030	100	94
					252
Norway (0.1%)
[3]	Seadrill Finance Ltd.	6.750%	7/15/2034	258	249
Peru (0.1%)
[4]	Marcobre SAC	5.750%	1/22/2036	310	305
Poland (0.1%)
[3]	Canpack SA	3.875%	11/15/2029	160	152
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	200	201
Spain (0.2%)
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	100	114
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	50	52
	Banco Santander SA	4.867%	4/15/2031	140	139
	Banco Santander SA	6.033%	1/17/2035	80	84
					389
Switzerland (0.8%)
[3]	UBS Group AG	4.151%	12/23/2029	605	596
[3]	UBS Group AG	5.617%	9/13/2030	625	640
[3]	UBS Group AG	4.398%	9/23/2031	350	343
[3]	UBS Group AG	5.010%	3/23/2037	210	204
					1,783
United Arab Emirates (0.0%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	132	118
United Kingdom (2.5%)
[3]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	300	303
	Barclays plc	5.207%	2/24/2037	200	195
	BAT Capital Corp.	3.462%	9/6/2029	500	483
	BAT Capital Corp.	4.906%	4/2/2030	25	25
	BAT Capital Corp.	6.343%	8/2/2030	245	259
	BAT Capital Corp.	4.625%	3/22/2033	220	215
	BAT Capital Corp.	6.421%	8/2/2033	325	351
[3]	Belron UK Finance plc	5.750%	10/15/2029	52	52
[3]	Brightstar Lottery plc	5.750%	1/15/2033	350	343
[3]	California Buyer Ltd.	6.375%	2/15/2032	75	75
[3]	Flutter Treasury DAC	5.875%	6/4/2031	545	543
[3,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	111
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	55	54
[3]	Howden UK Refinance plc	7.250%	2/15/2031	365	354
[3]	Howden UK Refinance plc	8.125%	2/15/2032	435	392
	HSBC Holdings plc	4.899%	3/3/2029	50	50
	HSBC Holdings plc	5.130%	3/3/2031	140	141
	HSBC Holdings plc	4.619%	11/6/2031	200	197
	HSBC Holdings plc	5.733%	5/17/2032	235	242
	HSBC Holdings plc	5.208%	5/12/2034	490	488
[4]	HSBC Holdings plc	6.500%	5/2/2036	50	53
[4]	NatWest Group plc	4.892%	5/18/2029	250	251
[4,9]	RAY Financing LLC	6.500%	7/15/2031	200	230
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	620	529
					5,936
United States (58.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	630	638
[3]	Academy Ltd.	5.875%	5/15/2031	275	275
[3]	Acushnet Co.	5.625%	12/1/2033	130	130
[3]	ADI Escrow Issuer LLC	7.125%	7/15/2034	65	66
[3]	ADT Security Corp.	5.875%	10/15/2033	50	49
	Advance Auto Parts Inc.	3.900%	4/15/2030	35	33
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	390	400
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	80	83
	Airbnb Inc.	4.400%	3/16/2029	70	70
	Airbnb Inc.	4.650%	3/16/2031	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Albertsons Cos. Inc.	6.500%	2/15/2028	20	20
[3]	Albertsons Cos. Inc.	5.500%	3/31/2031	220	215
[3]	Albertsons Cos. Inc.	5.750%	3/31/2034	240	228
[3]	Allison Transmission Inc.	5.875%	6/1/2029	190	191
[3]	Allison Transmission Inc.	3.750%	1/30/2031	100	94
[3]	Allison Transmission Inc.	5.875%	12/1/2033	55	55
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	210	214
[11]	Amazon.com Inc.	4.350%	6/12/2036	155	110
	AMC Global Media Inc.	4.250%	2/15/2029	80	71
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	775	783
	Amcor Group Finance plc	5.450%	5/23/2029	60	61
[3]	American Airlines Inc.	5.750%	4/20/2029	585	586
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	100	98
	American Express Co.	4.918%	7/20/2033	450	450
	American Homes 4 Rent LP	4.950%	6/15/2030	130	130
	American Honda Finance Corp.	4.600%	4/17/2030	240	238
	American Honda Finance Corp.	4.450%	1/8/2031	60	59
[4]	American Honda Finance Corp.	5.200%	4/8/2033	25	25
	American Honda Finance Corp.	5.200%	3/5/2035	100	99
	American International Group Inc.	5.450%	5/7/2035	140	143
[3]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	255	267
	Amgen Inc.	4.200%	2/19/2031	235	230
	Amgen Inc.	5.250%	3/2/2033	50	51
	Amphenol Corp.	4.400%	2/15/2033	28	27
[3]	AmWINS Group Inc.	6.375%	2/15/2029	430	432
[3]	Antero Midstream Partners LP	5.750%	1/15/2028	60	60
[3]	Antero Midstream Partners LP	6.625%	2/1/2032	30	31
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	70	69
[3]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	160	161
[3]	Apollo Management Holdings LP	4.872%	2/15/2029	185	185
[4]	Appalachian Power Co.	4.500%	8/1/2032	260	255
[3]	ARC Falcon I Inc.	9.750%	3/1/2033	265	255
[3,9]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	350	402
[3]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	190	192
[3]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	135	135
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	430	436
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	150	151
[3]	Asurion LLC	8.000%	12/31/2032	490	496
[3]	Asurion LLC	8.375%	2/1/2034	145	134
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	190	182
	ATI Inc.	5.875%	6/15/2033	45	46
[3]	Atkore Inc.	4.250%	6/1/2031	100	96
	Augusta SpinCo Corp.	4.945%	3/23/2033	90	89
[3]	Aviation Capital Group LLC	4.875%	1/28/2033	80	78
	Baker Hughes Holdings LLC	4.350%	6/15/2031	760	745
	Ball Corp.	6.000%	6/15/2029	80	81
	Ball Corp.	2.875%	8/15/2030	50	46
	Ball Corp.	5.500%	9/15/2033	20	20
[4]	Bank of America Corp.	1.922%	10/24/2031	90	80
	Bank of America Corp.	2.687%	4/22/2032	690	625
	Bank of America Corp.	4.695%	4/23/2032	1,320	1,309
	Bank of America Corp.	5.464%	5/9/2036	150	153
	Bank of America Corp.	5.489%	4/23/2037	305	304
	Bank of New York Mellon Corp.	5.085%	4/23/2037	205	203
	Bath & Body Works Inc.	7.500%	6/15/2029	275	278
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	20	20
	Bath & Body Works Inc.	6.875%	11/1/2035	360	369
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	110	113
	Baxter International Inc.	2.539%	2/1/2032	35	30
[3,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	237	257
[3]	Beacon Point DC LLC	6.129%	11/30/2042	76	77
[3]	Beignet Investor LLC	6.581%	5/30/2049	74	76
[3]	Big River Steel LLC	6.625%	1/31/2029	550	551
[3]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	40	39
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	55	56
[3]	Block Inc.	5.625%	8/15/2030	125	125
	Block Inc.	6.500%	5/15/2032	640	654
[3]	Block Inc.	6.000%	8/15/2033	30	30
[3]	Blue Racer Midstream LLC	7.000%	7/15/2029	60	62
[3]	Blue Racer Midstream LLC	7.250%	7/15/2032	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.625%	2/1/2031	150	143
	Boeing Co.	3.600%	5/1/2034	100	90
	Boeing Co.	6.528%	5/1/2034	208	226
	Boeing Co.	3.250%	2/1/2035	600	521
[3,9]	Bond US Bidco 1 Inc.	6.500%	6/15/2033	310	357
[3]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	175	177
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	110	106
[3]	Boyne USA Inc.	4.750%	5/15/2029	90	88
	Brandywine Operating Partnership LP	8.875%	4/12/2029	630	665
	Brandywine Operating Partnership LP	6.125%	1/15/2031	85	81
	Broadcom Inc.	4.600%	1/15/2033	102	100
	Broadcom Inc.	4.950%	1/15/2036	740	727
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	40	39
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	60	56
[3]	Builders FirstSource Inc.	6.375%	6/15/2032	40	41
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	325	331
[3]	Burford Capital Global Finance LLC	6.250%	4/15/2028	45	45
[3]	Burford Capital Global Finance LLC	9.250%	7/1/2031	145	141
[3]	Burford Capital Global Finance LLC	8.500%	1/15/2034	435	381
[3]	BWX Technologies Inc.	4.125%	6/30/2028	125	123
[3]	BWX Technologies Inc.	4.125%	4/15/2029	325	315
[3]	Cable One Inc.	4.000%	11/15/2030	370	200
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	20	20
[3]	California Resources Corp.	7.000%	1/15/2034	77	76
[3]	Canpack Group Inc.	6.000%	5/15/2031	265	266
	Capital One Financial Corp.	6.312%	6/8/2029	375	386
	Capital One Financial Corp.	4.722%	1/30/2032	1,210	1,193
	Capital One Financial Corp.	6.183%	1/30/2036	44	45
	Carlyle Group Inc.	5.050%	9/19/2035	21	20
[3]	Carnival Corp. Ltd.	5.125%	5/1/2029	125	125
[3]	Carnival Corp. Ltd.	5.750%	3/15/2030	40	40
[3]	Carnival Corp. Ltd.	5.875%	6/15/2031	665	677
[3]	CCO Holdings LLC	4.750%	3/1/2030	260	247
[3]	CCO Holdings LLC	4.500%	8/15/2030	620	577
[3]	CCO Holdings LLC	4.250%	2/1/2031	210	189
[3]	CCO Holdings LLC	4.750%	2/1/2032	260	232
	CCO Holdings LLC	4.500%	5/1/2032	1,045	923
[3]	CCO Holdings LLC	7.000%	2/1/2033	155	152
	Cencora Inc.	4.600%	2/13/2033	25	24
	Centene Corp.	2.450%	7/15/2028	365	347
	Centene Corp.	4.625%	12/15/2029	130	127
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	250	222
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	300	293
[3]	Central Parent Inc.	7.250%	6/15/2029	250	131
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	180	189
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	125	123
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	190	182
	Charter Communications Operating LLC	3.750%	2/15/2028	240	235
	Charter Communications Operating LLC	2.250%	1/15/2029	550	512
	Charter Communications Operating LLC	6.100%	6/1/2029	500	512
	Charter Communications Operating LLC	6.650%	2/1/2034	299	307
	Charter Communications Operating LLC	6.550%	6/1/2034	190	194
	Charter Communications Operating LLC	6.484%	10/23/2045	95	87
[3]	Chemours Co.	4.625%	11/15/2029	415	396
[3]	Chemours Co.	8.000%	1/15/2033	140	142
[3]	Chemours Co.	7.875%	3/15/2034	50	50
	Cheniere Energy Partners LP	5.950%	6/30/2033	400	418
[3]	Cheniere Energy Partners LP	5.350%	11/30/2036	660	657
[3]	Chobani LLC	6.375%	4/15/2034	315	320
[3]	Chord Energy Corp.	6.000%	10/1/2030	475	477
[3]	Chpe LLC	4.875%	6/30/2031	390	389
[3]	Chpe LLC	5.100%	6/30/2033	120	120
[3]	Churchill Downs Inc.	5.500%	4/1/2027	470	470
[3]	Churchill Downs Inc.	4.750%	1/15/2028	300	297
[3]	Churchill Downs Inc.	6.750%	5/1/2031	20	20
[3]	Cipher Compute LLC	7.125%	11/15/2030	120	125
[4]	Citigroup Inc.	3.520%	10/27/2028	620	612
	Citigroup Inc.	4.952%	5/7/2031	150	151
	Citigroup Inc.	4.503%	9/11/2031	256	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.174%	9/11/2036	80	80
[3]	Clarios Global LP	6.750%	2/15/2030	55	57
[3,9]	Clarios Global LP	4.750%	6/15/2031	100	115
[3]	Clarios Global LP	6.750%	9/15/2032	205	209
[3]	Clean Harbors Inc.	5.125%	7/15/2029	500	497
[3]	Clean Harbors Inc.	6.375%	2/1/2031	100	101
[3]	Clean Harbors Inc.	5.750%	10/15/2033	200	201
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	180	178
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	19
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	870	839
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	230	233
[3]	Cloud Software Group LLC	6.500%	3/31/2029	30	29
[3]	Cloud Software Group LLC	9.000%	9/30/2029	255	248
[3]	Cloud Software Group LLC	8.250%	6/30/2032	630	590
[3]	CNX Resources Corp.	7.375%	1/15/2031	135	138
[3]	CNX Resources Corp.	7.250%	3/1/2032	235	242
[3]	CNX Resources Corp.	5.875%	3/1/2034	110	107
	Commercial Metals Co.	4.125%	1/15/2030	165	160
[3]	Commercial Metals Co.	5.750%	11/15/2033	99	98
[3]	Commercial Metals Co.	6.000%	12/15/2035	50	50
	CommonSpirit Health	3.347%	10/1/2029	525	502
[3]	Community Health Systems Inc.	10.875%	1/15/2032	96	104
[3]	Community Health Systems Inc.	9.750%	1/15/2034	375	392
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	215	210
	Conagra Brands Inc.	4.850%	11/1/2028	145	145
	COPT Defense Properties LP	4.500%	10/15/2030	6	6
	COPT Defense Properties LP	2.750%	4/15/2031	100	91
[3,7]	Core & Main LP	6.000%	7/1/2034	95	95
	Corebridge Financial Inc.	3.900%	4/5/2032	550	516
[3]	Cox Communications Inc.	4.800%	2/1/2035	75	67
[3]	CRC Insurance Group LLC	7.125%	6/1/2031	495	493
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	150	156
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	510	512
	CRH America Finance Inc.	4.400%	2/9/2031	243	239
	Crown Americas LLC	5.875%	6/1/2033	360	362
[3]	CSC Holdings LLC	5.375%	2/1/2028	85	53
[3]	CSC Holdings LLC	11.250%	5/15/2028	170	110
[3]	CSC Holdings LLC	11.750%	1/31/2029	75	46
[3]	CSC Holdings LLC	4.125%	12/1/2030	125	74
	CVS Health Corp.	5.700%	6/1/2034	270	279
	CVS Health Corp.	4.875%	7/20/2035	150	145
[3]	Cyprium Corp.	6.125%	4/15/2031	35	35
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	190	190
[3]	DaVita Inc.	4.625%	6/1/2030	380	368
[3]	DaVita Inc.	3.750%	2/15/2031	35	32
[3]	DaVita Inc.	6.875%	9/1/2032	250	258
	Dell International LLC	4.750%	7/15/2031	130	129
	Dell International LLC	4.750%	10/6/2032	60	59
[3]	Devon Energy Corp.	5.600%	3/15/2034	215	220
[3]	Devon Energy Corp.	5.400%	2/15/2035	40	40
[3]	Directv Financing LLC	8.875%	2/1/2030	230	234
[3]	Directv Financing LLC	10.000%	2/15/2031	337	350
[4]	Discovery Global Holdings Inc.	4.279%	3/15/2032	220	197
[4]	Discovery Global Holdings Inc.	5.050%	3/15/2042	195	143
[4]	Discovery Global Holdings Inc.	5.141%	3/15/2052	110	74
[3]	DISH Network Corp.	11.750%	11/15/2027	275	283
	Dominion Energy Inc.	5.350%	6/15/2036	80	80
	Duke Energy Corp.	2.550%	6/15/2031	100	90
[3]	Element Solutions Inc.	3.875%	9/1/2028	542	529
[3]	Encompass Health Corp.	5.875%	6/1/2034	235	235
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	150	158
[4,9]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	100	112
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	178	176
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	515	499
[3]	Entegris Inc.	4.375%	4/15/2028	75	74
	EOG Resources Inc.	4.400%	1/15/2031	80	79
[3]	ERAC USA Finance LLC	4.500%	10/30/2029	307	305
[3]	ERAC USA Finance LLC	4.700%	4/30/2031	285	284
	ERP Operating LP	4.650%	9/15/2034	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Esab Corp.	5.625%	4/1/2031	110	110
[3]	EW Scripps Co.	9.875%	8/15/2030	90	79
[3]	Excelerate Energy LP	8.000%	5/15/2030	175	185
	Exelon Corp.	3.350%	3/15/2032	100	92
[7]	Extra Space Storage LP	4.900%	2/1/2032	150	149
	Extra Space Storage LP	4.950%	1/15/2033	192	190
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	10	10
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	200	196
	Fidelity National Information Services Inc.	4.800%	3/10/2031	110	109
[3]	First Student Bidco Inc.	4.000%	7/31/2029	40	38
	FirstEnergy Corp.	2.650%	3/1/2030	300	278
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	29	28
	FirstEnergy Transmission LLC	4.750%	1/15/2033	24	24
[3]	Flash Compute LLC	7.250%	12/31/2030	345	355
[3]	FMC Corp.	8.000%	6/1/2031	305	317
	FMC Corp.	5.650%	5/18/2033	20	18
	FMC Corp.	8.450%	11/1/2055	435	317
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	40	40
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	200	198
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	300	315
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	700	729
	Fox Corp.	4.709%	1/25/2029	450	450
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	50	50
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	340	353
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	70	68
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	100	103
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	460	448
[3]	Gates Corp.	6.875%	7/1/2029	765	783
[3]	Gen Digital Inc.	6.250%	4/1/2033	30	30
	General Motors Financial Co. Inc.	4.750%	4/6/2029	80	80
	General Motors Financial Co. Inc.	4.600%	1/8/2031	475	469
	General Motors Financial Co. Inc.	5.100%	9/15/2031	480	481
	General Motors Financial Co. Inc.	3.100%	1/12/2032	300	272
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	75	76
	Genesis Energy LP	7.875%	5/15/2032	92	95
	Genesis Energy LP	6.750%	3/15/2034	95	94
[3]	Georgia-Pacific LLC	4.600%	5/15/2031	260	258
[3]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	100	98
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	60	58
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	105	116
	Goldman Sachs Group Inc.	4.153%	10/21/2029	635	626
	Goldman Sachs Group Inc.	5.727%	4/25/2030	200	205
	Goldman Sachs Group Inc.	5.049%	7/23/2030	295	297
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	120	117
	Goldman Sachs Group Inc.	5.094%	4/20/2034	317	316
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100	102
	Goldman Sachs Group Inc.	5.425%	6/3/2037	150	151
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	70	67
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	189	182
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	180	160
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	70	71
[3]	Granite Construction Inc.	6.375%	6/15/2034	70	71
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	45	44
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	40	38
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	565	570
[3]	Gray Media Inc.	7.250%	8/15/2033	75	74
[3]	Harvest Midstream I LP	6.750%	5/15/2034	270	274
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	945	936
	HCA Inc.	4.600%	11/15/2032	80	78
	HCA Inc.	5.450%	9/15/2034	5	5
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	4.900%	11/15/2035	435	421
	Helmerich & Payne Inc.	2.900%	9/29/2031	110	99
[3]	Herc Holdings Inc.	7.000%	6/15/2030	205	212
[3]	Herc Holdings Inc.	5.750%	3/15/2031	60	60
[3]	Herc Holdings Inc.	7.250%	6/15/2033	115	120
[3]	Herc Holdings Inc.	6.000%	3/15/2034	100	99
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	650	646
	Highwoods Realty LP	2.600%	2/1/2031	150	134
[3]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	260	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	200	183
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	255	256
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	105	104
	Hilton Worldwide Finance LLC	4.875%	4/1/2027	110	110
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	133	131
	Host Hotels & Resorts LP	4.250%	12/15/2028	225	223
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	100	103
	HPS Corporate Lending Fund	4.900%	9/11/2028	126	123
[3]	HUB International Ltd.	7.375%	1/31/2032	50	51
	Hubbell Inc.	4.900%	6/15/2033	101	100
	Hubbell Inc.	5.150%	6/15/2036	75	75
	Hudson Pacific Properties LP	5.950%	2/15/2028	455	450
	Huntington Bancshares Inc.	6.208%	8/21/2029	500	515
	Huntington Bancshares Inc.	5.605%	1/28/2041	130	127
[3]	HUT 8 DC LLC	6.192%	11/15/2042	113	115
[3]	Ingram Micro Inc.	4.750%	5/15/2029	500	491
	Intel Corp.	4.000%	8/5/2029	220	216
	Intel Corp.	2.450%	11/15/2029	150	140
	Intel Corp.	3.900%	3/25/2030	225	218
	Intel Corp.	4.650%	6/1/2031	222	220
	Intel Corp.	2.000%	8/12/2031	475	414
	Intel Corp.	4.150%	8/5/2032	500	479
	Intel Corp.	5.150%	2/21/2034	200	200
[7]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	80	79
[3]	IQVIA Inc.	5.000%	10/15/2026	630	630
[3]	IQVIA Inc.	6.250%	6/1/2032	70	71
	JBS NV	3.000%	2/2/2029	450	432
	JBS NV	5.750%	4/1/2033	175	179
	JBS NV	6.750%	3/15/2034	40	44
	Jefferies Financial Group Inc.	6.200%	4/14/2034	32	33
	Jersey Central Power & Light Co.	4.150%	1/15/2029	605	597
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	550	499
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	20	20
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	338	334
	JPMorgan Chase & Co.	4.995%	7/22/2030	290	292
	JPMorgan Chase & Co.	2.963%	1/25/2033	500	452
	JPMorgan Chase & Co.	5.576%	7/23/2036	190	193
	JPMorgan Chase & Co.	5.193%	2/5/2037	407	401
	JPMorgan Chase & Co.	5.148%	4/23/2037	270	268
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	100	96
[3]	KeHE Distributors LLC	9.000%	2/15/2029	365	382
[3]	KeHE Distributors LLC	7.125%	4/30/2033	230	234
[4]	KeyCorp	4.789%	6/1/2033	120	118
	Kraft Heinz Foods Co.	3.750%	4/1/2030	75	72
	Lamar Media Corp.	3.750%	2/15/2028	220	216
	Lamar Media Corp.	4.000%	2/15/2030	150	144
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	290	278
[3]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	220	207
	Leidos Inc.	4.100%	3/15/2029	592	582
[3]	Liberty Mutual Group Inc.	5.250%	5/1/2036	50	49
[3]	Liberty Utilities Co.	5.100%	5/15/2031	160	160
[3]	LifePoint Health Inc.	9.875%	8/15/2030	165	174
[3]	LifePoint Health Inc.	7.000%	5/1/2034	240	230
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	280	290
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	70	70
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	154	154
	Lowe's Cos. Inc.	4.500%	10/15/2032	185	181
	M&T Bank Corp.	5.400%	7/30/2035	25	25
[3]	Magnera Corp.	4.750%	11/15/2029	290	271
[3]	Mars Inc.	5.200%	3/1/2035	74	74
	Martin Marietta Materials Inc.	2.400%	7/15/2031	100	89
	Marvell Technology Inc.	5.300%	4/15/2036	56	56
[3]	Matador Resources Co.	6.000%	4/15/2034	95	93
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	315	314
[3]	Match Group Holdings II LLC	6.125%	9/15/2033	110	109
[3]	McAfee Corp.	7.375%	2/15/2030	290	246
	McKesson Corp.	4.650%	5/30/2030	300	300
	McKesson Corp.	4.950%	5/30/2032	120	121
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	255	271
[3]	Meridian Arc Holdco LLC	6.250%	4/30/2031	320	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.550%	5/15/2031	477	474
	Meta Platforms Inc.	4.600%	11/15/2032	76	75
	Meta Platforms Inc.	4.875%	11/15/2035	146	142
	Meta Platforms Inc.	5.250%	5/15/2036	347	344
[3]	Midcontinent Communications	8.000%	8/15/2032	615	540
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	490	485
[4]	Morgan Stanley	3.591%	7/22/2028	400	396
[4]	Morgan Stanley	4.356%	10/22/2031	535	523
	Morgan Stanley	6.627%	11/1/2034	70	76
	Morgan Stanley	5.664%	4/17/2036	200	205
	Morgan Stanley	5.296%	4/10/2037	320	318
[4]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	670	661
[9]	MPT Operating Partnership LP	0.993%	10/15/2026	200	224
[3,9]	MPT Operating Partnership LP	7.000%	2/15/2032	200	230
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	415	424
	Navient Corp.	4.875%	3/15/2028	30	29
	Navient Corp.	5.500%	3/15/2029	290	278
	Navient Corp.	9.375%	7/25/2030	50	51
[3]	NCL Corp. Ltd.	6.250%	3/1/2030	100	100
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	75	73
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	520	519
	Newell Brands Inc.	6.375%	9/15/2027	50	50
[3]	Newell Brands Inc.	8.500%	6/1/2028	130	136
	Newell Brands Inc.	6.625%	9/15/2029	480	488
	Newell Brands Inc.	7.375%	4/1/2036	185	188
	Newell Brands Inc.	7.500%	4/1/2046	200	186
[3]	Nexstar Media Inc.	4.750%	11/1/2028	15	15
[3]	Nexstar Media Inc.	6.500%	9/15/2033	295	295
[3]	Nexstar Media Inc.	7.250%	4/15/2034	130	130
	NiSource Inc.	5.200%	7/1/2029	125	127
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	50	50
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	39
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	785	772
[3]	Noble Finance II LLC	8.000%	4/15/2030	156	162
[3]	Noble Finance II LLC	6.250%	6/15/2034	245	240
[3]	Novelis Corp.	4.750%	1/30/2030	812	785
[3]	Novelis Corp.	3.875%	8/15/2031	8	7
[3]	NRG Energy Inc.	5.750%	7/15/2029	440	440
[3]	NRG Energy Inc.	3.625%	2/15/2031	60	56
[3]	NRG Energy Inc.	6.250%	11/1/2034	490	496
[3]	NRG Energy Inc.	6.125%	5/15/2036	100	100
	NVIDIA Corp.	4.350%	6/15/2029	3,720	3,709
	NVIDIA Corp.	4.750%	6/15/2033	380	379
[3,9]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	100	119
[3]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	105	110
[3]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	490	520
	Occidental Petroleum Corp.	6.625%	9/1/2030	36	38
	Ohio Power Co.	5.000%	6/1/2033	100	100
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	50	48
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	130	132
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	265	259
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	555	548
	Omnicom Group Inc.	4.200%	3/2/2029	240	237
	OneMain Finance Corp.	3.500%	1/15/2027	210	208
	OneMain Finance Corp.	6.625%	5/15/2029	400	408
	OneMain Finance Corp.	6.125%	5/15/2030	230	230
	OneMain Finance Corp.	6.750%	3/15/2032	200	201
	OneMain Finance Corp.	6.500%	3/15/2033	70	69
	OneMain Finance Corp.	6.750%	9/15/2033	70	69
	Oracle Corp.	4.550%	2/4/2029	106	105
	Oracle Corp.	2.950%	4/1/2030	400	368
	Oracle Corp.	4.450%	9/26/2030	170	164
	Oracle Corp.	4.950%	2/4/2031	244	239
	Oracle Corp.	2.875%	3/25/2031	50	45
	Oracle Corp.	4.800%	9/26/2032	133	127
	Oracle Corp.	5.350%	5/4/2033	568	552
	Oracle Corp.	4.300%	7/8/2034	90	80
	Oracle Corp.	5.500%	8/3/2035	100	96
[3]	Organon & Co.	4.125%	4/30/2028	50	49
[3]	Organon & Co.	5.125%	4/30/2031	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Organon & Co.	6.750%	5/15/2034	500	527
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	435	430
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	140	134
[3]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	95	97
	Pacific Gas & Electric Co.	6.100%	1/15/2029	950	978
	Pacific Gas & Electric Co.	6.400%	6/15/2033	635	672
	Paramount Global	3.700%	6/1/2028	15	15
	Paramount Global	4.200%	6/1/2029	180	173
	Paramount Global	4.200%	5/19/2032	17	15
	Paramount Global	5.500%	5/15/2033	435	389
	Paramount Global	5.850%	9/1/2043	315	236
	Paramount Global	4.950%	5/19/2050	230	148
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	290	284
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	50	50
[3]	Performance Food Group Inc.	4.250%	8/1/2029	210	204
[3]	Performance Food Group Inc.	6.125%	9/15/2032	175	177
[3]	Performance Food Group Inc.	5.625%	3/1/2034	215	211
	Philip Morris International Inc.	4.250%	10/29/2032	45	44
	Philip Morris International Inc.	4.625%	10/29/2035	15	14
	Philip Morris International Inc.	4.875%	4/29/2036	230	225
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	110	110
[3]	Pioneer Opco LLC	7.000%	5/15/2033	340	346
	Plains All American Pipeline LP	3.800%	9/15/2030	120	115
	Plains All American Pipeline LP	4.700%	1/15/2031	70	69
	PNC Financial Services Group Inc.	5.373%	7/21/2036	173	175
	PNC Financial Services Group Inc.	5.423%	1/25/2041	100	98
[3]	Post Holdings Inc.	4.500%	9/15/2031	240	225
[3]	Post Holdings Inc.	6.250%	10/15/2034	30	29
[3]	Post Holdings Inc.	6.500%	3/15/2036	175	173
	PPL Capital Funding Inc.	5.250%	9/1/2034	50	50
[3]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	600	599
	Progressive Corp.	5.150%	3/26/2036	225	225
	Prologis LP	4.900%	6/15/2036	50	49
[4]	Public Service Co. of Colorado	1.900%	1/15/2031	300	265
	Public Service Electric & Gas Co.	4.850%	8/1/2034	175	173
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	441
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	250	251
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	235	240
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	350	357
[3]	QXO Building Products Inc.	6.500%	7/15/2031	80	82
[3]	QXO Building Products Inc.	6.750%	4/30/2032	420	434
[3]	QXO Building Products Inc.	6.875%	7/15/2034	95	98
[3]	Radiology Partners Inc.	8.500%	7/15/2032	200	209
[3]	Range Resources Corp.	4.750%	2/15/2030	300	293
[3]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	144	144
[4]	Regal Rexnord Corp.	6.300%	2/15/2030	50	52
	Regal Rexnord Corp.	6.400%	4/15/2033	100	106
	Regions Financial Corp.	5.502%	9/6/2035	54	55
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	265	271
[3]	RHP Hotel Properties LP	5.750%	3/15/2034	95	94
[3]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	135	137
[3]	Rocket Cos. Inc.	6.500%	8/1/2029	60	61
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	622	633
[3]	Rocket Cos. Inc.	6.125%	8/1/2031	175	179
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	50	52
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	372	378
[3]	Rocket Cos. Inc.	6.500%	6/15/2034	80	82
[3]	Rocket Mortgage LLC	3.875%	3/1/2031	180	169
[3]	Rocket Software Inc.	9.000%	11/28/2028	245	243
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	60	59
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	110	107
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	137
[3]	Ryan Specialty LLC	4.375%	2/1/2030	60	58
[3]	Ryan Specialty LLC	5.875%	8/1/2032	185	182
	Ryder System Inc.	4.300%	12/1/2030	208	205
	Salesforce Inc.	4.650%	3/15/2029	307	307
	SBA Communications Corp.	3.125%	2/1/2029	100	96
	Schlumberger Investment SA	4.800%	5/7/2033	190	189
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	205	187
	Service Corp. International	4.625%	12/15/2027	260	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Corp. International	3.375%	8/15/2030	40	37
[3]	Service Properties Trust	0.000%	9/30/2027	85	79
	Service Properties Trust	3.950%	1/15/2028	200	194
	Service Properties Trust	8.875%	6/15/2032	280	288
	ServiceNow Inc.	4.700%	8/15/2031	116	115
[3]	Shift4 Payments LLC	6.750%	8/15/2032	130	130
[4,9]	Shift4 Payments LLC	5.500%	5/15/2033	100	111
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	75	75
[3]	Six Flags Entertainment Corp.	8.625%	1/15/2032	180	185
	Sixth Street Lending Partners	5.750%	1/15/2030	150	149
	SM Energy Co.	6.625%	1/15/2027	90	90
[3]	SM Energy Co.	6.750%	8/1/2029	85	87
[3]	SM Energy Co.	8.625%	11/1/2030	150	158
[3]	SM Energy Co.	8.750%	7/1/2031	60	63
[3]	SM Energy Co.	7.000%	8/1/2032	415	419
[3]	SM Energy Co.	9.625%	6/15/2033	345	378
[3]	SM Energy Co.	6.625%	4/15/2034	350	345
	Southern California Edison Co.	4.800%	3/15/2033	70	68
	Southern Co.	5.200%	6/15/2033	125	126
[4]	Southern Power Co.	4.900%	10/1/2035	20	19
[3]	Space Exploration Technologies Corp.	5.350%	7/15/2031	330	330
	Sprint Capital Corp.	8.750%	3/15/2032	100	118
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	670	670
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	10	10
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	200	201
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	240	238
[3]	Standard Industries Inc.	4.375%	7/15/2030	40	38
[3]	Star Parent Inc.	9.000%	10/1/2030	150	157
[3]	Starwood Property Trust Inc.	3.625%	7/15/2026	160	160
[3]	Starwood Property Trust Inc.	4.375%	1/15/2027	40	40
[3,7]	Starwood Property Trust Inc.	5.875%	8/15/2029	60	60
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	175	179
	State Street Corp.	4.784%	10/23/2036	90	87
	Steel Dynamics Inc.	4.000%	12/15/2028	70	69
	Steel Dynamics Inc.	5.250%	5/15/2035	110	110
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	198
[3]	Stingray Compute LLC	6.000%	6/15/2031	135	135
[3]	Sumisho Air Lease Corp.	4.500%	3/24/2029	1,055	1,046
[3]	Sumisho Air Lease Corp.	4.850%	3/24/2031	660	653
[3]	Sunoco LP	7.000%	9/15/2028	100	102
[3]	Sunoco LP	4.500%	10/1/2029	40	39
[3]	Sunoco LP	5.625%	3/15/2031	280	278
[3]	Sunoco LP	5.375%	7/15/2031	60	59
[3]	Sunoco LP	6.625%	8/15/2032	120	122
[3]	Sunoco LP	5.625%	7/15/2034	85	83
[3]	Sunoco LP	7.875%	Perpetual	85	88
[3]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	235	232
[3]	Talen Energy Supply LLC	6.125%	5/1/2031	330	330
[3]	Talen Energy Supply LLC	6.375%	5/1/2033	40	40
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	125	124
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	55	55
[3]	Tallgrass Energy Partners LP	5.500%	1/15/2028	40	40
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	200	205
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	165	165
[3]	Tallgrass Energy Partners LP	6.000%	9/1/2031	175	173
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	207
[3]	Teleflex Inc.	5.875%	1/15/2032	60	60
	Tenet Healthcare Corp.	6.125%	10/1/2028	250	251
	Tenet Healthcare Corp.	4.375%	1/15/2030	50	48
	Tenet Healthcare Corp.	6.125%	6/15/2030	265	267
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	385	383
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	70	69
	T-Mobile USA Inc.	2.625%	2/15/2029	383	364
	T-Mobile USA Inc.	4.625%	1/15/2033	50	49
	T-Mobile USA Inc.	6.700%	12/15/2033	50	55
[3]	TopBuild Corp.	3.625%	3/15/2029	40	40
[3]	TopBuild Corp.	4.125%	2/15/2032	125	128
[3]	TopBuild Corp.	5.625%	1/31/2034	75	76
[3]	TransDigm Inc.	6.750%	8/15/2028	40	40
[3]	TransDigm Inc.	6.375%	3/1/2029	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	TransDigm Inc.	6.625%	3/1/2032	200	205
[3]	TransDigm Inc.	6.000%	1/15/2033	75	76
[3]	TransDigm Inc.	6.375%	5/31/2033	1,215	1,227
[3]	TransDigm Inc.	6.125%	7/31/2034	175	175
[3]	Transocean International Ltd.	8.250%	5/15/2029	135	139
[3]	Transocean International Ltd.	8.750%	2/15/2030	256	265
[3]	Transocean International Ltd.	8.500%	5/15/2031	435	451
[3]	Transocean International Ltd.	7.875%	10/15/2032	40	42
	Tyson Foods Inc.	4.875%	8/15/2034	300	292
	Uber Technologies Inc.	4.800%	9/15/2034	28	27
	Uber Technologies Inc.	4.800%	9/15/2035	65	63
[3]	UKG Inc.	6.875%	2/1/2031	180	175
	Union Electric Co.	4.800%	3/15/2036	50	49
	United Airlines Holdings Inc.	4.875%	3/1/2029	75	74
	United Airlines Holdings Inc.	5.375%	3/1/2031	160	159
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	50	50
[3]	Univision Communications Inc.	4.500%	5/1/2029	40	38
[3]	Univision Communications Inc.	7.375%	6/30/2030	60	60
[3]	Univision Communications Inc.	8.500%	7/31/2031	305	306
[3]	Univision Communications Inc.	9.375%	8/1/2032	170	173
[3]	Univision Communications Inc.	8.875%	4/15/2033	290	286
	US Bancorp	2.491%	11/3/2036	200	174
[3]	US Foods Inc.	6.875%	9/15/2028	100	102
[3]	US Foods Inc.	5.750%	4/15/2033	50	50
[3]	UWM Holdings LLC	6.625%	2/1/2030	20	19
[3]	Vail Resorts Inc.	5.625%	7/15/2030	285	285
[3]	Valaris Ltd.	8.375%	4/30/2030	345	358
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	110	119
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	60	62
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	505	539
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	70	72
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	100	110
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	100	104
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	730	760
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	360	382
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	30	31
[3]	Vistra Operations Co. LLC	5.250%	4/30/2033	220	218
	Wachovia Corp.	5.500%	8/1/2035	175	177
[3]	Wayfair LLC	7.250%	10/31/2029	120	124
[3]	Wayfair LLC	7.750%	9/15/2030	425	447
[3]	Wayfair LLC	7.125%	5/31/2034	60	62
	Wells Fargo & Co.	5.150%	4/23/2031	450	455
	Wells Fargo & Co.	5.211%	12/3/2035	50	50
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	175	178
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	40	40
[3]	WESCO Distribution Inc.	5.500%	4/15/2034	40	40
	Whirlpool Corp.	6.125%	6/15/2030	242	223
[3]	Whirlpool Corp.	7.500%	7/1/2031	90	91
	Whirlpool Corp.	6.500%	6/15/2033	238	206
[3]	Whirlpool Corp.	7.875%	7/1/2034	40	40
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	580	545
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	80	80
[3]	WS Escrow LLC	7.750%	6/1/2033	145	149
[3]	WULF Compute LLC	7.750%	10/15/2030	340	357
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	123
[3]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	85	84
[3]	XHR LP	4.875%	6/1/2029	50	49
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	330	327
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	410	424
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	90	96
					138,310
Zambia (0.2%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	309	322
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	180	188
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	20
					530
Total Corporate Bonds (Cost $167,091)					166,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (2.1%)
China (0.1%)
[5]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	205	205
France (0.1%)
[5,9]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	100	114
[5]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	20	20
					134
Germany (0.0%)
[5]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	15	15
Luxembourg (0.1%)
[5,9]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	5/27/2033	40	46
[5]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	25	25
[5,9]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	120	137
					208
United Kingdom (0.0%)
[5]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	124	125
United States (1.8%)
[5]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	335	334
[5]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	20	20
[5]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	168	166
[5]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	247	244
[5]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	109	109
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	20	20
[5]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	302	302
[5]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	25	25
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	6.950%	7/6/2029	99	50
[5]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	30	30
[5]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.144%	1/28/2032	159	159
[5]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	55	55
[5]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	113	113
[5]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.370%	4/23/2031	346	346
[5]	First Student Bidco Inc. First Lien Initial Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	203	203
[5]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	30	30
[5]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	75	75
[5]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	240	235
[5]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	90	90
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.644%	3/1/2029	247	218
[5]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	4	4
[5]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	135	135
[5,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	95	109
[5]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	134	134
[5]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	25	25
[5]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	45	45
[5]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	35	35
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	14	13
[5]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	543	542
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.144%	7/31/2031	247	244
[5]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	35	35
[5]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	20	20
[5]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	35	35
					4,200
Total Floating Rate Loan Interests (Cost $4,951)					4,887
Sovereign Bonds (11.8%)
Argentina (0.9%)
[4]	Argentine Republic	1.000%	7/9/2029	79	72
[4]	Argentine Republic	0.750%	7/9/2030	864	764
[4]	Argentine Republic	5.000%	1/9/2038	870	726
[4]	Argentine Republic	3.500%	7/9/2041	275	206
[4]	Argentine Republic	4.125%	7/9/2046	233	178
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	83	85
					2,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Azerbaijan (0.2%)
[7]	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	500	499
Bahrain (0.2%)
[4]	Kingdom of Bahrain	7.000%	10/12/2028	200	201
[3,4]	Kingdom of Bahrain	7.125%	6/10/2036	218	216
					417
Benin (0.2%)
[4]	Benin Government Bond	7.960%	2/13/2038	200	213
[4]	Benin Government Bond	8.375%	1/23/2041	200	216
					429
Bolivia (0.1%)
[3,4]	Bolivia Government Bond	9.450%	5/14/2031	200	205
Chile (0.1%)
[4]	Empresa Nacional del Petroleo	3.450%	9/16/2031	200	182
Colombia (0.5%)
	Ecopetrol SA	6.875%	4/29/2030	130	132
	Ecopetrol SA	7.750%	2/1/2032	124	130
	Ecopetrol SA	8.875%	1/13/2033	380	416
[4]	Republic of Colombia	3.000%	1/30/2030	450	411
[4]	Republic of Colombia	6.500%	1/21/2033	200	203
					1,292
Dominican Republic (0.7%)
[4]	Dominican Republic	4.500%	1/30/2030	431	416
[4]	Dominican Republic	7.050%	2/3/2031	1,235	1,301
					1,717
Ecuador (0.3%)
[4]	Republic of Ecuador	0.000%	7/31/2030	374	323
[4]	Republic of Ecuador	6.900%	7/31/2035	200	184
[4]	Republic of Ecuador	5.000%	7/31/2040	100	84
					591
Egypt (0.2%)
[4]	Arab Republic of Egypt	7.625%	5/29/2032	350	358
El Salvador (0.3%)
[4]	Republic of El Salvador	9.250%	4/17/2030	747	803
Hungary (0.3%)
[4,9,12]	Magyar Export-Import Bank Zrt.	4.500%	11/27/2031	100	117
[9]	Republic of Hungary	4.250%	5/26/2033	136	160
[4,9]	Republic of Hungary	5.375%	9/12/2033	208	261
[4]	Republic of Hungary	6.750%	9/23/2055	200	218
					756
Indonesia (0.7%)
[4]	Republic of Indonesia	4.150%	9/20/2027	50	50
[4]	Republic of Indonesia	4.850%	1/11/2033	50	49
[9]	Republic of Indonesia	3.750%	10/16/2033	510	561
[9]	Republic of Indonesia	4.100%	3/4/2034	398	446
[4]	Republic of Indonesia	5.690%	5/29/2036	600	613
					1,719
Ivory Coast (0.2%)
[4]	Ivory Coast Government Bond	7.625%	1/30/2033	200	214
[4]	Ivory Coast Government Bond	6.125%	6/15/2033	200	199
					413
Jordan (0.3%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	400	414
[4]	Hashemite Kingdom of Jordan	7.375%	10/10/2047	200	200
					614
Kenya (0.2%)
[4]	Republic of Kenya	7.875%	2/26/2034	480	477
Mexico (1.8%)
[4]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	250	251
	Petroleos Mexicanos	6.500%	3/13/2027	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petroleos Mexicanos	8.750%	6/2/2029	1,542	1,649
	Petroleos Mexicanos	6.840%	1/23/2030	408	419
	Petroleos Mexicanos	6.950%	1/28/2060	350	295
[4]	United Mexican States	5.375%	3/22/2033	201	197
[4]	United Mexican States	6.250%	8/27/2037	1,083	1,083
[4]	United Mexican States	3.771%	5/24/2061	300	180
					4,276
Morocco (0.4%)
[3,9]	Kingdom of Morocco	5.125%	5/26/2038	600	699
[4]	Kingdom of Morocco	4.000%	12/15/2050	200	144
[4]	OCP SA	6.100%	4/30/2030	200	205
					1,048
Pakistan (0.1%)
[4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	225	231
Panama (0.1%)
[4]	Republic of Panama	5.227%	2/23/2034	200	197
Paraguay (0.1%)
[3,4]	Paraguay Government Bond	6.650%	3/4/2055	200	215
Philippines (0.6%)
	Republic of the Philippines	5.170%	10/13/2027	50	50
	Republic of the Philippines	5.325%	6/24/2036	1,350	1,352
					1,402
Poland (0.1%)
[4]	Republic of Poland	4.875%	2/12/2030	86	87
[4]	Republic of Poland	6.125%	4/14/2056	131	133
					220
Qatar (0.1%)
[4]	Qatar Energy	3.300%	7/12/2051	500	341
Romania (0.2%)
[4]	Republic of Romania	5.875%	1/30/2029	150	151
[4,9]	Republic of Romania	5.875%	7/11/2032	20	24
[4,9]	Republic of Romania	4.625%	3/4/2033	121	134
[4,9]	Republic of Romania	5.375%	6/7/2033	140	161
					470
Saudi Arabia (0.6%)
[4]	Kingdom of Saudi Arabia	5.875%	1/12/2056	1,265	1,231
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	200	198
					1,429
Serbia (0.3%)
[4,9]	Serbia International Bond	3.125%	5/15/2027	71	81
[4,9]	Serbia International Bond	1.500%	6/26/2029	400	425
[4]	Serbia International Bond	2.125%	12/1/2030	250	218
					724
South Africa (0.2%)
	Republic of South Africa	7.250%	12/11/2055	460	459
Sri Lanka (0.0%)
[4]	Republic of Sri Lanka	3.100%	1/15/2030	12	12
[4]	Republic of Sri Lanka	3.350%	3/15/2033	18	17
[4]	Republic of Sri Lanka	3.600%	6/15/2035	8	7
[4]	Republic of Sri Lanka	3.600%	2/15/2038	23	24
					60
Trinidad And Tobago (0.1%)
[3,4]	Republic of Trinidad & Tobago	6.500%	1/28/2036	300	308
Turkiye (1.1%)
[4]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	200	203
[3,4,7]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	200	200
	Republic of Turkiye	6.375%	5/22/2031	628	627
[4]	Republic of Turkiye	7.125%	2/12/2032	300	307
	Republic of Turkiye	6.300%	3/14/2033	760	742
[3,4]	Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Turkiye Ihracat Kredi Bankasi A/S	6.375%	1/15/2031	200	195
					2,472
Ukraine (0.2%)
[4]	Ukraine Government Bond	4.000%	2/1/2032	459	380
[4]	Ukraine Government Bond	0.000%	2/1/2035	100	60
					440
United Arab Emirates (0.3%)
[4]	Emirate of Abu Dhabi United Arab Emirates	5.500%	4/30/2054	750	735
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	156	153
Total Sovereign Bonds (Cost $27,460)					27,683
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (0.8%)
[13]	Vanguard Market Liquidity Fund	3.682%		19,650	1,965
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.3%)
	United States Treasury Bill	3.879%	6/10/2027	3,119	3,005
Total Temporary Cash Investments (Cost $4,973)					4,970
Total Investments (99.9%) (Cost $235,602)					234,712
Other Assets and Liabilities—Net (0.1%)					239
Net Assets (100%)					234,951

Cost is in $000.

1	Securities with a value of $458 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $189 have been segregated as initial margin for open futures contracts.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $118,919, representing 50.6% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Security value determined using significant unobservable inputs.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
8
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

9	Face amount denominated in euro.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in Canadian dollars.
12	Guaranteed by the Republic of Hungary.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	70	14,429	(9)
10-Year U.S. Treasury Note	September 2026	16	1,758	2
Long U.S. Treasury Bond	September 2026	22	2,497	61
Ultra 10-Year U.S. Treasury Note	September 2026	3	337	1
				55

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(88)	(9,420)	(7)
10-Year Government of Canada Bond	September 2026	(1)	(85)	(1)
Euro-Bobl	September 2026	(10)	(1,318)	(9)
Euro-Bund	September 2026	(14)	(2,037)	(26)
Euro-Buxl	September 2026	(1)	(127)	(4)
Euro-Schatz	September 2026	(2)	(242)	(1)
Ultra Long U.S. Treasury Bond	September 2026	(10)	(1,162)	(11)
				(59)
				(4)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	102	USD	119	—	(1)
HSBC Bank plc	9/16/2026	EUR	94	USD	109	—	(1)
State Street Bank & Trust Co.	9/16/2026	USD	111	CAD	156	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	—	CAD	—	—	—
State Street Bank & Trust Co.	9/16/2026	USD	—	CAD	—	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	5,236	EUR	4,517	60	—
HSBC Bank plc	9/16/2026	USD	143	EUR	122	2	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	103	EUR	90	—	—
State Street Bank & Trust Co.	9/16/2026	USD	11	EUR	10	—	—
Barclays Bank plc	9/16/2026	USD	6	EUR	5	—	—
						64	(2)

CAD—Canadian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/20/2031	USD	4,215	5.000	342	97
Republic of South Africa	6/20/2031	USD	425	1.000	(5)	5
Republic of Turkiye	6/20/2031	USD	28	1.000	(1)	1
						103

Credit Protection Purchased
Republic of Colombia	6/20/2031	USD	524	(1.000)	10	(17)
						86

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,784	—	6,784
Asset-Backed/Commercial Mortgage-Backed Securities	—	24,021	200	24,221
Corporate Bonds	—	166,167	—	166,167
Floating Rate Loan Interests	—	4,887	—	4,887
Sovereign Bonds	—	27,683	—	27,683
Temporary Cash Investments	1,965	3,005	—	4,970
Total	1,965	232,547	200	234,712

Derivative Financial Instruments
Assets
Futures Contracts[1]	64	—	—	64
Forward Currency Contracts	—	64	—	64
Swap Contracts[1]	—	103	—	103
Total	64	167	—	231
Liabilities
Futures Contracts[1]	(68)	—	—	(68)
Forward Currency Contracts	—	(2)	—	(2)
Swap Contracts[1]	—	(17)	—	(17)
Total	(68)	(19)	—	(87)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.